Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Payables [Abstract]
Payroll and welfare payable	$ 641	$ 1,490
VAT, and other taxes payable		180
Payables for office supply and utilities		58
Payables for purchase of property and equipment		47
Professional service fees	11	250
Payables for share purchase consideration (Note 9)		10,000
Advance from customers	250	2,327
Interest payable related to an equity financing (Note 17(b))		693
Payable for consideration adjustment	636
Others		251
Accrued expenses and other payables	$ 1,538	$ 15,296